Financial risk - Securities at amortized cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities at amortized cost
Credit risk
Total	$ 631,123	$ 164,074
Securities at amortized cost | Costs:
Credit risk
Total	631,123	164,074
Securities at amortized cost | Loss allowance
Credit risk
Total	1,790	495	$ 113
Securities at amortized cost | Stage 3 | Loss allowance
Credit risk
Total	0	0	0
Securities at amortized cost | Stage 1 | Loss allowance
Credit risk
Total	1,790	462	103
Securities at amortized cost | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	0	33	10
FVOCI
Credit risk
Total	193,488	231,348
FVOCI | Loss allowance
Credit risk
Total	26	43	0
FVOCI | Stage 3 | Loss allowance
Credit risk
Total	0	0	0
FVOCI | Stage 1 | Loss allowance
Credit risk
Total	26	43	0
FVOCI | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	0	0	$ 0
Credit risk | Securities at amortized cost
Credit risk
Total	629,333	163,579
Credit risk | Securities at amortized cost | Costs:
Credit risk
Total	631,123	164,074
Credit risk | Securities at amortized cost | Loss allowance
Credit risk
Total	(1,790)	(495)
Credit risk | Securities at amortized cost | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Total	$ 453,627	108,505
Credit risk | Securities at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Minimum of the year
Credit risk
PD Ranges	0.03%
Credit risk | Securities at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Maximum of the year
Credit risk
PD Ranges	0.74%
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Total	$ 177,496
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Minimum of the year
Credit risk
PD Ranges	0.75%
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Maximum of the year
Credit risk
PD Ranges	3.80%
Credit risk | Securities at amortized cost | Grades 5 - 6 | 0.75 - 3.95
Credit risk
Total		55,569
Credit risk | Securities at amortized cost | Stage 3
Credit risk
Total	$ 0	0
Credit risk | Securities at amortized cost | Stage 3 | Costs:
Credit risk
Total	0	0
Credit risk | Securities at amortized cost | Stage 3 | Loss allowance
Credit risk
Total	0	0
Credit risk | Securities at amortized cost | Stage 3 | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Total	0	0
Credit risk | Securities at amortized cost | Stage 3 | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Total	0
Credit risk | Securities at amortized cost | Stage 3 | Grades 5 - 6 | 0.75 - 3.95
Credit risk
Total		0
Credit risk | Securities at amortized cost | Stage 1
Credit risk
Total	629,333	158,605
Credit risk | Securities at amortized cost | Stage 1 | Costs:
Credit risk
Total	631,123	159,067
Credit risk | Securities at amortized cost | Stage 1 | Loss allowance
Credit risk
Total	(1,790)	(462)
Credit risk | Securities at amortized cost | Stage 1 | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Total	453,627	$ 108,505
Credit risk | Securities at amortized cost | Stage 1 | Grades 1 - 4 | 0.03 - 0.74 | Minimum of the year
Credit risk
PD Ranges		0.03%
Credit risk | Securities at amortized cost | Stage 1 | Grades 1 - 4 | 0.03 - 0.74 | Maximum of the year
Credit risk
PD Ranges		0.74%
Credit risk | Securities at amortized cost | Stage 1 | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Total	177,496
Credit risk | Securities at amortized cost | Stage 1 | Grades 5 - 6 | 0.75 - 3.95
Credit risk
Total		$ 50,562
Credit risk | Securities at amortized cost | Stage 1 | Grades 5 - 6 | 0.75 - 3.95 | Minimum of the year
Credit risk
PD Ranges		0.75%
Credit risk | Securities at amortized cost | Stage 1 | Grades 5 - 6 | 0.75 - 3.95 | Maximum of the year
Credit risk
PD Ranges		3.95%
Credit risk | Securities at amortized cost | Stage 2 | Stage 2
Credit risk
Total	0	$ 4,974
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Costs:
Credit risk
Total	0	5,007
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	0	(33)
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Grades 1 - 4 | 0.03 - 0.74
Credit risk
Total	0	0
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.80
Credit risk
Total	0
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Grades 5 - 6 | 0.75 - 3.95
Credit risk
Total		5,007
Credit risk | FVOCI
Credit risk
Total	193,462	231,305
Credit risk | FVOCI | Costs:
Credit risk
Total	193,488	231,348
Credit risk | FVOCI | Loss allowance
Credit risk
Total	(26)	(43)
Credit risk | FVOCI | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	$ 193,488	$ 231,348
Credit risk | FVOCI | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
PD Ranges	0.03%	0.03%
Credit risk | FVOCI | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Maximum of the year
Credit risk
PD Ranges	0.74%	0.74%
Credit risk | FVOCI | Stage 3
Credit risk
Total	$ 0	$ 0
Credit risk | FVOCI | Stage 3 | Costs:
Credit risk
Total	0	0
Credit risk | FVOCI | Stage 3 | Loss allowance
Credit risk
Total	0	0
Credit risk | FVOCI | Stage 3 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	0	0
Credit risk | FVOCI | Stage 1
Credit risk
Total	193,462	231,305
Credit risk | FVOCI | Stage 1 | Costs:
Credit risk
Total	193,488	231,348
Credit risk | FVOCI | Stage 1 | Loss allowance
Credit risk
Total	(26)	(43)
Credit risk | FVOCI | Stage 1 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	193,488	231,348
Credit risk | FVOCI | Stage 2 | Stage 2
Credit risk
Total	0	0
Credit risk | FVOCI | Stage 2 | Stage 2 | Costs:
Credit risk
Total	0	0
Credit risk | FVOCI | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	0	0
Credit risk | FVOCI | Stage 2 | Stage 2 | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Total	$ 0	$ 0